Consolidated Statements of Equity - USD ($) $ in Thousands	Total		Share capital [member]	Contributed surplus [member]	Accumulated other comprehensive income (loss) [member]	Deficit [member]	Attributable to owners of Turquoise Hill [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2016	$ 7,903,986		$ 11,432,122	$ 1,557,913	$ (402)	$ (4,262,755)	$ 8,726,878	$ (822,892)
Income for the year	110,928					181,247	181,247	(70,319)
Other comprehensive income for the year	4,121	[1]			4,121		4,121
Employee share plans	189			189			189
Ending balance at Dec. 31, 2017	8,019,224		11,432,122	1,558,102	3,719	(4,081,508)	8,912,435	(893,211)
Income for the year	394,274					411,198	411,198	(16,924)
Other comprehensive income for the year	(2,875)	[1]			(2,875)		(2,875)
Employee share plans	162			162			162
Ending balance at Dec. 31, 2018	$ 8,410,785		$ 11,432,122	$ 1,558,264	$ 844	$ (3,670,310)	$ 9,320,920	$ (910,135)

[1]	No tax charges and credits arose on items recognized as other comprehensive income or loss in 2018 (2017: nil).